Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended											12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Federal:
Current												$ 107.3	$ 22.8	$ (53.4)
Deferred												774.8	800.1	678.6
Total Federal												882.1	822.9	625.2
State and Local:
Current												14.5	22.8	28.7
Deferred												23.0	56.9	23.8
Total State and Local												37.5	79.7	52.5
Income Tax Expense:
Deferred												808.2	868.8	711.2
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	$ 470.7		$ 519.6	$ 431.3	$ 630.7	$ 191.5	[1]	$ 494.4	$ 391.1	$ 561.0		2,052.3	1,638.0	1,484.2
Discontinued Operations	(265.5)	[2]	(7.8)	0.1	(10.5)	(31.9)		(10.2)	(2.7)	(2.7)		(283.7)	(47.5)	(10.3)
Income Tax Expense (Credit)												919.6	902.6	677.7
Pretax Income												2,688.2	2,493.1	2,151.6
Income Taxes on Pretax Income at Statutory Rate (35%)												940.9	872.6	753.1
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation												53.6	54.0	46.6
Investment Tax Credits, Net												(11.6)	(12.8)	(14.0)
State and Local Income Taxes, Net												24.4	54.3	29.1
Removal Costs												(28.8)	(23.9)	(20.9)
AFUDC												(51.6)	(41.8)	(30.5)
Valuation Allowance												17.2	(2.5)	5.1
U.K. Windfall Tax												0.0	0.0	(79.5)
Other												(24.5)	2.7	(11.3)
Income Tax Expense (Credit)												$ 919.6	$ 902.6	$ 677.7
Net Deferred Tax Liability and Significant Temporary Differences
Effective Income Tax Rate												34.20876%	36.20392%	31.49749%
Deferred Tax Assets	2,503.9					2,650.7						$ 2,503.9	$ 2,650.7
Deferred Tax Liabilities	(14,237.1)					(13,503.1)						(14,237.1)	(13,503.1)
Property Related Temporary Differences	(8,533.3)					(7,883.4)						(8,533.3)	(7,883.4)
Amounts Due from Customers for Future Federal Income Taxes	(263.5)					(255.2)						(263.5)	(255.2)
Deferred State Income Taxes	(872.0)					(796.9)						(872.0)	(796.9)
Securitized Assets	(633.2)					(753.2)						(633.2)	(753.2)
Regulatory Assets	(873.6)					(694.1)						(873.6)	(694.1)
Deferred Income Taxes on Other Comprehensive Loss	72.2					59.7						72.2	59.7
Accrued Nuclear Decommissioning	(614.6)					(611.0)						(614.6)	(611.0)
Net Operating Loss Carryforward	39.6					46.4						39.6	46.4
Tax Credit Carryforward	85.0					144.3						85.0	144.3
Valuation Allowance	(130.0)					(55.6)						(130.0)	(55.6)
All Other, Net	(9.8)					(53.4)						(9.8)	(53.4)
Net Deferred Tax Liabilities	(11,733.2)					(10,852.4)						(11,733.2)	(10,852.4)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense												2.7	2.9	$ 1.5
Interest Income												0.8	1.2	51.8
Reversal of Prior Period Interest Expense												0.0	2.0	0.0
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	44.7					44.0						44.7	44.0
Accrual for Payment of Interest and Penalties	7.2					5.9						7.2	5.9
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,					182.0					175.2		182.0	175.2	267.2
Increase - Tax Positions Taken During a Prior Period												5.4	18.2	0.0
Decrease - Tax Positions Taken During a Prior Period												(0.4)	(1.5)	(93.6)
Increase - Tax Positions Taken During the Current Year												0.0	0.0	1.8
Decrease - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Increase - Settlements with Taxing Authorities												0.0	0.0
Decrease - Settlements with Taxing Authorities												0.0	(0.6)	0.0
Decrease - Lapse of the Applicable Statute of Limitations												0.0	(9.3)	(0.2)
Balance at December 31,	187.0					182.0						187.0	182.0	175.2	$ 267.2
Unrecognized Tax Benefits, if Recognized - Amount	100.2					97.2						$ 100.2	97.2	86.9
Income Taxes (Textuals) [Abstract]
Discontinued Operations													$ 39.0	$ 5.9
Statutory Tax Rate on Pretax Income												35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss															366.0	$ 226.0
Income Tax Expense (Credit)												$ 919.6	$ 902.6	$ 677.7
Interest Income												7.9	7.4	57.9
Net Income (Loss)	470.7		519.6	431.3	630.7	191.5	[1]	494.4	391.1	561.0		$ 2,052.3	$ 1,638.0	1,484.2
Period With No Receipt Of Cash Expected												12 months
Period with No Change in Unrecognized Tax Benefits												12 months
Indiana Corporate Income Tax Rate												8.50%
Reduced Indiana Corporate Income Tax Rate												6.50%
Reduction In Indiana Corporate Tax Rate												0.50%
Original WV Corporate Income Tax Rate													7.00%
Reduced WV Corporate Income Tax													6.50%
Pre-2016 TX Income/Franchise Tax Rate												0.95%
New TX Income/Franchise Tax Rate												0.75%
Anticipated TX Income/Franchise Tax Rate												1.00%
Valuation Allowance Expiration Of Charitable Contribution Carryforward Deductions	17.0											$ 17.0
Valuation Allowance Excess Tax Basis Of Stock Over Book Value	156.0											156.0
Valuation Allowance Realized Capital Losses From Sale	48.0											48.0
Valuation Allowance	(130.0)					(55.6)						(130.0)	$ (55.6)
Appalachian Power Co [Member]
Income Tax Expense:
Current												(32.9)	10.9	58.4
Deferred												227.5	144.7	75.7
Deferred Investment Tax Credits												(0.3)	(0.7)	(1.2)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	65.2		74.6	59.0	141.8	28.6		48.8	36.2	101.8		340.6	215.4	193.2
Discontinued Operations	0.0		0.0	0.0	0.0	0.0		0.0	0.0	0.0
Income Tax Expense (Credit)												194.3	154.9	132.9
Pretax Income												534.9	370.3	326.1
Income Taxes on Pretax Income at Statutory Rate (35%)												187.2	129.6	114.1
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation												19.8	23.5	20.3
Investment Tax Credits, Net												(0.3)	(0.6)	(1.2)
State and Local Income Taxes, Net												7.2	6.5	2.7
Removal Costs												(9.9)	(6.8)	(6.5)
AFUDC												(7.0)	(3.8)	(1.4)
Valuation Allowance												1.7	(2.5)	5.1
Other												(4.4)	9.0	(0.2)
Income Tax Expense (Credit)												$ 194.3	$ 154.9	$ 132.9
Net Deferred Tax Liability and Significant Temporary Differences
Effective Income Tax Rate												36.32455%	41.83095%	40.75437%
Deferred Tax Assets	412.9					446.4						$ 412.9	$ 446.4
Deferred Tax Liabilities	(2,939.9)					(2,711.2)						(2,939.9)	(2,711.2)
Property Related Temporary Differences	(1,866.0)					(1,801.9)						(1,866.0)	(1,801.9)
Amounts Due from Customers for Future Federal Income Taxes	(68.2)					(70.4)						(68.2)	(70.4)
Deferred State Income Taxes	(308.7)					(239.7)						(308.7)	(239.7)
Securitized Assets	(114.8)					(122.6)						(114.8)	(122.6)
Regulatory Assets	(169.1)					(113.7)						(169.1)	(113.7)
Deferred Income Taxes on Other Comprehensive Loss	1.5					(2.7)						1.5	(2.7)
Net Operating Loss Carryforward	1.0					9.8						1.0	9.8
Tax Credit Carryforward	19.2					46.2						19.2	46.2
All Other, Net	(21.9)					30.2						(21.9)	30.2
Net Deferred Tax Liabilities	(2,527.0)					(2,264.8)						(2,527.0)	(2,264.8)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense												0.4	0.0	$ 0.0
Interest Income												0.0	0.0	1.1
Reversal of Prior Period Interest Expense												0.0	0.2	0.0
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0.0					0.0						0.0	0.0
Accrual for Payment of Interest and Penalties	0.0					0.0						0.0	0.0
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,					0.0					1.2		0.0	1.2	5.3
Increase - Tax Positions Taken During a Prior Period												0.3	0.0	0.0
Decrease - Tax Positions Taken During a Prior Period												0.0	0.0	(4.1)
Increase - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Increase - Settlements with Taxing Authorities												0.0	0.0
Decrease - Settlements with Taxing Authorities												0.0	0.0	0.0
Decrease - Lapse of the Applicable Statute of Limitations												0.0	(1.2)	0.0
Balance at December 31,	0.3					0.0						0.3	0.0	1.2	5.3
Unrecognized Tax Benefits, if Recognized - Amount	0.2					0.0						$ 0.2	$ 0.0	$ 0.0
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income												35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss																313.0
Income Tax Expense (Credit)												$ 194.3	$ 154.9	$ 132.9
Net Income (Loss)	65.2		74.6	59.0	141.8	28.6		48.8	36.2	101.8		$ 340.6	$ 215.4	193.2
Period with No Change in Unrecognized Tax Benefits												12 months
Indiana Corporate Income Tax Rate												8.50%
Reduced Indiana Corporate Income Tax Rate												6.50%
Reduction In Indiana Corporate Tax Rate												0.50%
Original WV Corporate Income Tax Rate													7.00%
Reduced WV Corporate Income Tax													6.50%
Indiana Michigan Power Co [Member]
Income Tax Expense:
Current												$ 5.2	$ 14.3	(49.1)
Deferred												94.2	70.2	129.1
Deferred Investment Tax Credits												(3.3)	(4.9)	(4.9)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	24.9		56.6	50.6	72.7	14.6		26.6	27.3	87.1		204.8	155.6	177.5
Discontinued Operations	0.0		0.0	0.0	0.0	0.0		0.0	0.0	0.0
Income Tax Expense (Credit)												96.1	79.6	75.1
Pretax Income												300.9	235.2	252.6
Income Taxes on Pretax Income at Statutory Rate (35%)												105.3	82.3	88.4
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation												9.5	12.9	10.1
Investment Tax Credits, Net												(3.3)	(4.9)	(4.9)
State and Local Income Taxes, Net												5.8	7.7	(0.9)
Removal Costs												(12.6)	(11.3)	(9.4)
AFUDC												(6.2)	(10.0)	(10.6)
Other												(2.4)	2.9	2.4
Income Tax Expense (Credit)												$ 96.1	$ 79.6	$ 75.1
Net Deferred Tax Liability and Significant Temporary Differences
Effective Income Tax Rate												31.93752%	33.84354%	29.7308%
Deferred Tax Assets	837.4					911.8						$ 837.4	$ 911.8
Deferred Tax Liabilities	(2,198.9)					(2,190.0)						(2,198.9)	(2,190.0)
Property Related Temporary Differences	(521.6)					(418.7)						(521.6)	(418.7)
Amounts Due from Customers for Future Federal Income Taxes	(42.7)					(40.6)						(42.7)	(40.6)
Deferred State Income Taxes	(124.8)					(138.9)						(124.8)	(138.9)
Regulatory Assets	(70.2)					(74.7)						(70.2)	(74.7)
Deferred Income Taxes on Other Comprehensive Loss	9.0					7.7						9.0	7.7
Accrued Nuclear Decommissioning	(614.6)					(611.0)						(614.6)	(611.0)
All Other, Net	3.4					(2.0)						3.4	(2.0)
Net Deferred Tax Liabilities	(1,361.5)					(1,278.2)						(1,361.5)	(1,278.2)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense												0.2	0.0	$ 0.0
Interest Income												0.0	0.0	0.6
Reversal of Prior Period Interest Expense												0.0	0.3	0.0
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0.0					0.0						0.0	0.0
Accrual for Payment of Interest and Penalties	0.6					0.5						0.6	0.5
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,					2.3					3.2		2.3	3.2	15.1
Increase - Tax Positions Taken During a Prior Period												0.1	1.4	0.0
Decrease - Tax Positions Taken During a Prior Period												0.0	0.0	(11.9)
Increase - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Increase - Settlements with Taxing Authorities												0.0	0.0
Decrease - Settlements with Taxing Authorities												0.0	(0.7)	0.0
Decrease - Lapse of the Applicable Statute of Limitations												0.0	(1.6)	0.0
Balance at December 31,	2.4					2.3						2.4	2.3	3.2	15.1
Unrecognized Tax Benefits, if Recognized - Amount	1.6					1.6						$ 1.6	$ 1.6	$ 1.2
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income												35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss																$ 123.0
Income Tax Expense (Credit)												$ 96.1	$ 79.6	$ 75.1
Net Income (Loss)	24.9		56.6	50.6	72.7	14.6		26.6	27.3	87.1		$ 204.8	$ 155.6	177.5
Period with No Change in Unrecognized Tax Benefits												12 months
Indiana Corporate Income Tax Rate												8.50%
Reduced Indiana Corporate Income Tax Rate												6.50%
Reduction In Indiana Corporate Tax Rate												0.50%
Original WV Corporate Income Tax Rate													7.00%
Reduced WV Corporate Income Tax													6.50%
Ohio Power Co [Member]
Income Tax Expense:
Current												$ 89.0	$ 58.1	92.6
Deferred												37.6	74.4	134.5
Deferred Investment Tax Credits												(0.1)	(0.3)	(1.4)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	48.0		71.6	47.7	65.4	45.0		54.1	56.5	60.8		232.7	216.4	410.0
Discontinued Operations	0.0		0.0	0.0	0.0	0.0		0.0	0.0	0.0
Income Tax Expense (Credit)												126.5	132.2	225.7
Pretax Income												359.2	348.6	635.7
Income Taxes on Pretax Income at Statutory Rate (35%)												125.7	122.0	222.5
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation												8.2	6.7	6.8
Investment Tax Credits, Net												(0.1)	(0.2)	(1.4)
State and Local Income Taxes, Net												0.7	8.8	3.3
Other												(8.0)	(5.1)	(5.5)
Income Tax Expense (Credit)												$ 126.5	$ 132.2	$ 225.7
Net Deferred Tax Liability and Significant Temporary Differences
Effective Income Tax Rate												35.21715%	37.92312%	35.50417%
Deferred Tax Assets	162.4					171.8						$ 162.4	$ 171.8
Deferred Tax Liabilities	(1,545.6)					(1,528.1)						(1,545.6)	(1,528.1)
Property Related Temporary Differences	(1,022.8)					(926.5)						(1,022.8)	(926.5)
Amounts Due from Customers for Future Federal Income Taxes	(44.6)					(47.6)						(44.6)	(47.6)
Deferred State Income Taxes	(34.4)					(34.2)						(34.4)	(34.2)
Regulatory Assets	(220.0)					(242.4)						(220.0)	(242.4)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)					(3.0)						(2.3)	(3.0)
Deferred Fuel and Purchased Power	(117.4)					(145.5)						(117.4)	(145.5)
All Other, Net	58.3					42.9						58.3	42.9
Net Deferred Tax Liabilities	(1,383.2)					(1,356.3)						(1,383.2)	(1,356.3)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense												1.0	0.1	$ 0.0
Interest Income												0.0	0.0	1.9
Reversal of Prior Period Interest Expense												0.0	0.2	0.0
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0.0					0.0						0.0	0.0
Accrual for Payment of Interest and Penalties	0.6					0.4						0.6	0.4
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,					6.9					2.1		6.9	2.1	11.1
Increase - Tax Positions Taken During a Prior Period												0.0	6.4	0.0
Decrease - Tax Positions Taken During a Prior Period												0.0	0.0	(9.0)
Increase - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Increase - Settlements with Taxing Authorities												0.0	0.0
Decrease - Settlements with Taxing Authorities												0.0	0.0	0.0
Decrease - Lapse of the Applicable Statute of Limitations												0.0	(1.6)	0.0
Balance at December 31,	6.9					6.9						6.9	6.9	2.1	11.1
Unrecognized Tax Benefits, if Recognized - Amount	4.5					4.5						$ 4.5	$ 4.5	$ 0.7
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income												35.00%	35.00%	35.00%
Income Tax Expense (Credit)												$ 126.5	$ 132.2	$ 225.7
Net Income (Loss)	48.0		71.6	47.7	65.4	45.0		54.1	56.5	60.8		$ 232.7	$ 216.4	410.0
Period with No Change in Unrecognized Tax Benefits												12 months
Indiana Corporate Income Tax Rate												8.50%
Reduced Indiana Corporate Income Tax Rate												6.50%
Reduction In Indiana Corporate Tax Rate												0.50%
Original WV Corporate Income Tax Rate													7.00%
Reduced WV Corporate Income Tax													6.50%
Public Service Co Of Oklahoma [Member]
Income Tax Expense:
Current												$ (6.4)	$ (24.2)	7.7
Deferred												58.3	74.7	53.8
Deferred Investment Tax Credits												(0.6)	0.1	4.4
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	7.0		44.7	27.1	13.7	10.9		45.1	22.5	8.4		92.5	86.9	97.8
Discontinued Operations	0.0		0.0	0.0	0.0	0.0		0.0	0.0	0.0
Income Tax Expense (Credit)												51.3	50.6	65.9
Pretax Income												143.8	137.5	163.7
Income Taxes on Pretax Income at Statutory Rate (35%)												50.3	48.1	57.3
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation												0.5	0.2	0.2
Investment Tax Credits, Net												(1.8)	(0.8)	(0.8)
State and Local Income Taxes, Net												5.1	4.8	5.4
AFUDC												(3.1)	(1.1)	(1.5)
Tax Adjustments												(0.3)	(1.2)	5.3
Other												0.6	0.6	0.0
Income Tax Expense (Credit)												$ 51.3	$ 50.6	$ 65.9
Net Deferred Tax Liability and Significant Temporary Differences
Effective Income Tax Rate												35.67455%	36.80%	40.25657%
Deferred Tax Assets	141.2					110.7						$ 141.2	$ 110.7
Deferred Tax Liabilities	(1,113.0)					(1,016.7)						(1,113.0)	(1,016.7)
Property Related Temporary Differences	(861.9)					(805.2)						(861.9)	(805.2)
Amounts Due from Customers for Future Federal Income Taxes	(2.2)					(0.7)						(2.2)	(0.7)
Deferred State Income Taxes	(117.0)					(109.3)						(117.0)	(109.3)
Regulatory Assets	(54.3)					(39.6)						(54.3)	(39.6)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)					(2.7)						(2.3)	(2.7)
Deferred Federal Income Taxes on Deferred State Income Taxes	46.6					43.9						46.6	43.9
Net Operating Loss Carryforward	7.1					6.4						7.1	6.4
Tax Credit Carryforward	0.6					0.7						0.6	0.7
All Other, Net	11.6					0.5						11.6	0.5
Net Deferred Tax Liabilities	(971.8)					(906.0)						(971.8)	(906.0)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense												0.1	0.1	$ 0.0
Interest Income												0.0	0.0	0.1
Reversal of Prior Period Interest Expense												0.0	0.1	0.0
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0.0					0.0						0.0	0.0
Accrual for Payment of Interest and Penalties	0.4					0.3						0.4	0.3
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,					1.3					2.2		1.3	2.2	2.3
Increase - Tax Positions Taken During a Prior Period												0.0	0.0	0.0
Decrease - Tax Positions Taken During a Prior Period												0.0	0.0	(0.1)
Increase - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Increase - Settlements with Taxing Authorities												0.0	0.0
Decrease - Settlements with Taxing Authorities												0.0	0.0	0.0
Decrease - Lapse of the Applicable Statute of Limitations												0.0	(0.9)	0.0
Balance at December 31,	1.3					1.3						1.3	1.3	2.2	2.3
Unrecognized Tax Benefits, if Recognized - Amount	0.9					0.9						$ 0.9	$ 0.9	$ 0.8
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income												35.00%	35.00%	35.00%
Income Tax Expense (Credit)												$ 51.3	$ 50.6	$ 65.9
Net Income (Loss)	7.0		44.7	27.1	13.7	10.9		45.1	22.5	8.4		$ 92.5	86.9	97.8
Period with No Change in Unrecognized Tax Benefits												12 months
Pre-2016 TX Income/Franchise Tax Rate												0.95%
New TX Income/Franchise Tax Rate												0.75%
Anticipated TX Income/Franchise Tax Rate												1.00%
Southwestern Electric Power Co [Member]
Income Tax Expense:
Current												$ 44.3	(171.6)	(10.9)
Deferred												41.9	239.4	81.9
Deferred Investment Tax Credits												(1.4)	(1.4)	(1.5)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	7.7		82.1	59.5	46.7	14.2		74.6	32.8	23.0		196.0	144.6	153.8
Discontinued Operations	0.0		0.0	0.0	0.0	0.0		0.0	0.0	0.0
Income Tax Expense (Credit)												84.8	66.4	69.5
Pretax Income												280.8	211.0	223.3
Income Taxes on Pretax Income at Statutory Rate (35%)												98.3	73.8	78.1
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation												3.1	2.9	3.1
Depletion												(5.5)	(4.1)	(3.5)
Investment Tax Credits, Net												(1.4)	(1.4)	(1.5)
State and Local Income Taxes, Net												4.8	3.1	(1.4)
AFUDC												(9.2)	(4.2)	(2.4)
Other												(5.3)	(3.7)	(2.9)
Income Tax Expense (Credit)												$ 84.8	$ 66.4	$ 69.5
Net Deferred Tax Liability and Significant Temporary Differences
Effective Income Tax Rate												30.19943%	31.46919%	31.12405%
Deferred Tax Assets	194.7					186.1						$ 194.7	$ 186.1
Deferred Tax Liabilities	(1,594.5)					(1,528.2)						(1,594.5)	(1,528.2)
Property Related Temporary Differences	(1,275.1)					(1,235.1)						(1,275.1)	(1,235.1)
Amounts Due from Customers for Future Federal Income Taxes	(47.8)					(44.1)						(47.8)	(44.1)
Deferred State Income Taxes	(132.3)					(124.1)						(132.3)	(124.1)
Regulatory Assets	(26.1)					(19.4)						(26.1)	(19.4)
Deferred Income Taxes on Other Comprehensive Loss	5.0					4.0						5.0	4.0
Impairment Loss	20.7					21.1						20.7	21.1
Net Operating Loss Carryforward	19.7					21.9						19.7	21.9
All Other, Net	36.1					33.6						36.1	33.6
Net Deferred Tax Liabilities	(1,399.8)					(1,342.1)						(1,399.8)	(1,342.1)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense												0.4	0.2	$ 0.2
Interest Income												0.0	0.0	0.0
Reversal of Prior Period Interest Expense												0.0	0.2	0.0
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0.0					0.0						0.0	0.0
Accrual for Payment of Interest and Penalties	1.4					1.0						1.4	1.0
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,					7.5					7.6		7.5	7.6	9.5
Increase - Tax Positions Taken During a Prior Period												1.8	1.6	0.0
Decrease - Tax Positions Taken During a Prior Period												0.0	(0.8)	(3.2)
Increase - Tax Positions Taken During the Current Year												0.0	0.0	1.3
Decrease - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Increase - Settlements with Taxing Authorities												0.0	0.0
Decrease - Settlements with Taxing Authorities												0.0	0.0	0.0
Decrease - Lapse of the Applicable Statute of Limitations												0.0	(0.9)	0.0
Balance at December 31,	9.3					7.5						9.3	7.5	7.6	9.5
Unrecognized Tax Benefits, if Recognized - Amount	6.0					4.9						$ 6.0	$ 4.9	$ 4.4
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income												35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss															$ 858.0
Income Tax Expense (Credit)												$ 84.8	$ 66.4	$ 69.5
Net Income (Loss)	7.7		$ 82.1	$ 59.5	$ 46.7	14.2		$ 74.6	$ 32.8	$ 23.0		$ 196.0	144.6	153.8
Period with No Change in Unrecognized Tax Benefits												12 months
Pre-2016 TX Income/Franchise Tax Rate												0.95%
New TX Income/Franchise Tax Rate												0.75%
Anticipated TX Income/Franchise Tax Rate												1.00%
Kentucky [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	80.7											$ 80.7
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2035
Louisiana [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	376.3											$ 376.3
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2030
Louisiana [Member] | Southwestern Electric Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	375.7											$ 375.7
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2030
Oklahoma [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	378.1											$ 378.1
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2035
Oklahoma [Member] | Public Service Co Of Oklahoma [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	181.8											$ 181.8
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2035
Oklahoma [Member] | Southwestern Electric Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	3.2											$ 3.2
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2035
West Virginia [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	49.9											$ 49.9
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2033
West Virginia [Member] | Appalachian Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	24.8											$ 24.8
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2033
West Virginia [Member] | Ohio Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	25.2											$ 25.2
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2033
Federal [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward														156.0
Tax Credit Carryforward
Tax Credit Carryforward, Amount	85.0											$ 85.0
Tax Credit Carryforward Amount To Expire If Not Used	47.8											47.8
Income Taxes (Textuals) [Abstract]
Uncertain Tax Positions Netted Against Operating Loss Carryforward														121.0
Uncertain Tax Position Noncurrent						69.0							69.0
Uncertain Tax Positions Netted Against Tax Credit and Alternative Minimum Tax Carryforward Tax Benefits	59.0					$ 52.0						$ 59.0	$ 52.0
Federal [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Dec. 31, 2035
Federal [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Jan. 01, 2030
Federal [Member] | Appalachian Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward														12.0
Tax Credit Carryforward
Tax Credit Carryforward, Amount	19.1											$ 19.1
Tax Credit Carryforward Amount To Expire If Not Used	5.8											$ 5.8
Federal [Member] | Appalachian Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Dec. 31, 2035
Federal [Member] | Appalachian Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Jan. 01, 2030
Federal [Member] | Indiana Michigan Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward														13.0
Tax Credit Carryforward
Tax Credit Carryforward, Amount	3.7											$ 3.7
Tax Credit Carryforward Amount To Expire If Not Used	3.2											$ 3.2
Federal [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Dec. 31, 2035
Federal [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Jan. 01, 2030
Federal [Member] | Ohio Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	19.3											$ 19.3
Tax Credit Carryforward Amount To Expire If Not Used	1.0											$ 1.0
Federal [Member] | Ohio Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Dec. 31, 2035
Federal [Member] | Ohio Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Jan. 01, 2030
Federal [Member] | Public Service Co Of Oklahoma [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.6											$ 0.6
Tax Credit Carryforward Amount To Expire If Not Used	0.6											$ 0.6
Federal [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Dec. 31, 2035
Federal [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Jan. 01, 2030
Federal [Member] | Southwestern Electric Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward														167.0
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.7											$ 0.7
Tax Credit Carryforward Amount To Expire If Not Used	0.6											$ 0.6
Federal [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Dec. 31, 2035
Federal [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Jan. 01, 2030
State [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	23.4											$ 23.4
Tax Credit Carryforward Amount To Expire If Not Used	23.4											23.4
State [Member] | Appalachian Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.0											0.0
Tax Credit Carryforward Amount To Expire If Not Used	0.0											0.0
State [Member] | Indiana Michigan Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.0											0.0
Tax Credit Carryforward Amount To Expire If Not Used	0.0											0.0
State [Member] | Ohio Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.0											0.0
Tax Credit Carryforward Amount To Expire If Not Used	0.0											0.0
State [Member] | Public Service Co Of Oklahoma [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	23.4											23.4
Tax Credit Carryforward Amount To Expire If Not Used	23.4											23.4
State [Member] | Southwestern Electric Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.0											0.0
Tax Credit Carryforward Amount To Expire If Not Used	$ 0.0											$ 0.0
Uk Windfall Tax Issue [Member]
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income														108.0
Income Tax Expense (Credit)											$ 80.0
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Income Tax Expense (Credit)											80.0
Income Taxes (Textuals) [Abstract]
Income Tax Expense (Credit)											80.0
Interest Income											$ 43.0
Net Income (Loss)														$ 108.0
American Taxpayer Relief Act Of 2012 [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension														50.00%
American Taxpayer Relief Act Of 2012 [Member] | Appalachian Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension														50.00%
American Taxpayer Relief Act Of 2012 [Member] | Indiana Michigan Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension														50.00%
American Taxpayer Relief Act Of 2012 [Member] | Ohio Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension														50.00%
American Taxpayer Relief Act Of 2012 [Member] | Public Service Co Of Oklahoma [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension														50.00%
American Taxpayer Relief Act Of 2012 [Member] | Southwestern Electric Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension														50.00%
Tax Increase Prevention Act of 2014 [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension												50.00%
Tax Increase Prevention Act of 2014 [Member] | Appalachian Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension												50.00%
Tax Increase Prevention Act of 2014 [Member] | Indiana Michigan Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension												50.00%
Tax Increase Prevention Act of 2014 [Member] | Ohio Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension												50.00%
Tax Increase Prevention Act of 2014 [Member] | Public Service Co Of Oklahoma [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension												50.00%
Tax Increase Prevention Act of 2014 [Member] | Southwestern Electric Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension												50.00%
Protecting Americans from Tax Hikes Act of 2015 [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension												50.00%
Bonus Depreciation Extension Phase Down 40												40.00%
Bonus Depreciation Extension Phase Down 30												30.00%
Solar Investment Tax Credit												30.00%
Protecting Americans from Tax Hikes Act of 2015 [Member] | Appalachian Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension												50.00%
Bonus Depreciation Extension Phase Down 40												40.00%
Bonus Depreciation Extension Phase Down 30												30.00%
Solar Investment Tax Credit												30.00%
Protecting Americans from Tax Hikes Act of 2015 [Member] | Indiana Michigan Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension												50.00%
Bonus Depreciation Extension Phase Down 40												40.00%
Bonus Depreciation Extension Phase Down 30												30.00%
Solar Investment Tax Credit												30.00%
Protecting Americans from Tax Hikes Act of 2015 [Member] | Ohio Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension												50.00%
Bonus Depreciation Extension Phase Down 40												40.00%
Bonus Depreciation Extension Phase Down 30												30.00%
Solar Investment Tax Credit												30.00%
Protecting Americans from Tax Hikes Act of 2015 [Member] | Public Service Co Of Oklahoma [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension												50.00%
Bonus Depreciation Extension Phase Down 40												40.00%
Bonus Depreciation Extension Phase Down 30												30.00%
Solar Investment Tax Credit												30.00%
Protecting Americans from Tax Hikes Act of 2015 [Member] | Southwestern Electric Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension												50.00%
Bonus Depreciation Extension Phase Down 40												40.00%
Bonus Depreciation Extension Phase Down 30												30.00%
Solar Investment Tax Credit												30.00%
Net Tax Benefit [Member]
Income Taxes (Textuals) [Abstract]
Discontinued Operations												$ 6.2

[1]	Includes termination of coal contract and a KPCo regulatory disallowance (see Note 4).
[2]	Includes sale of AEPRO (see Note 7).